Note 8 - Disclosure of Financial Instruments and Risk Management - Changes in Level 3 Items (Details) - Level 3 of fair value hierarchy [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning of year	€ 6,859
New transactions		€ 6,800
Amount presented in other comprehensive income (OCI)	(16)	21
Amount presented in profit or loss (interest and other expenses)	2,818	38
Conversion to equity	(9,661)
Other comprehensive income	(5)
Accumulated deficit	5
Balance at end of year	€ 0	€ 6,859